Related parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]
28. Related parties
(a)Related Party Transactions
In June 2023, Dlocal Argentina S.A. entered into a loan agreement with Dlocal Group for a total amount of US$100,000, which matured in August 2025. In August 2024, Dlocal Argentina S.A. partially repaid the intra-group loan by transferring approximately US$69,100 worth of Argentine government bonds and note 16, to the subsidiary in Malta. In October 2024, Dlocal Argentina S.A. made an additional repayment of US$5,000 and in May 2025 an additional repayment of US$23,266, reducing the outstanding loan balance. In September 2025, DLocal Group made a final repayment of US$11,639, thereby fully settling the outstanding balance. Since both subsidiaries are fully consolidated, the outstanding balances have been eliminated. The primary impact on the consolidated financial statements relates to foreign exchange losses incurred by Dlocal Argentina S.A. For further detail refer to Note 11. Other results.
(b)Key Management compensation
The Group’s Executive Team and Director compensation was as follows:

	2025	2024	2023
Short-term employee benefits – Salaries and wages	5,438	3,529	2,177
Long-term employee benefits – Share-based payment	17,101	16,222	6,822
	22,539	19,751	8,999
(c)Transactions with other related parties
The following transactions occurred with related parties:

	2025	2024	2023
Transactions with merchants – Revenues	821	271	1,494
Transactions with collection entities – Costs	(27,873)	(911)	(53)
Transactions with other related parties – Financial expenses (item (a)) (1)	(5,007)	(22,602)	(81,024)
(1)   Foreign exchange losses not eliminated on the consolidated financial statements, refer to Note 11.
(d)Outstanding balances arising from transactions with related parties
The following balances are outstanding at the end of the reporting year in relation to transactions with related parties:

	2025	2024
Balances with merchants – trade payables	(1,738)	—
Balances with collection entities – Trade payables	(65)	(429)
Balances with collection entities – Trade receivables	12,012	6,853
Balances with collection entities – Advances and other receivables	12,081	—
All transactions with related parties were made on normal commercial terms and conditions and at market rates. Outstanding balances are unsecured and are repayable in cash.